Income Tax (Tables)	11 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Loss Before Provision for Income Taxes

The sources of loss before provision for income taxes are as follows for the period from February 3, 2020 (inception) through December 31, 2020:

Period from February 3, 2020 (Inception) through December 31, 2020
Domestic	$(2,715,768)
Foreign	—

Total	$(2,715,768)

Summary of Provision for Income Taxes

The provision for income taxes was comprised of the following for the period from February 3, 2020 (inception) through December 31, 2020:

Period from February 3, 2020 (Inception) through December 31, 2020
Current:
Federal	$9,209
State and local	3,877
Foreign	—

Total Current	13,086
Deferred:
Federal	—
State and local	—
Foreign	—

Total deferred income tax expense	—

Total provision for income taxes	$13,086

Summary of Reconciliation Federal Statutory Income Tax Rate

Reconciliation of the federal statutory income tax rate to the effective income tax rate is as follows:

Period from February 3, 2020 (Inception) through December 31, 2020
Statutory income tax benefit	$(570,311)
State income taxes, net of federal	(189,659)
Valuation allowance on start-up costs	773,056

Provision for income taxes	$13,086

Summary of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities as of December 31, 2020 were as follows:

December 31, 2020
Deferred Tax Assets:
Start-up costs	$773,056
Valuation allowance	(773,056)

Net deferred tax assets (liabilities)	$—